VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment
Management
RE: 	Merrill Lynch Focus Value Fund, Inc.
Post-Effective Amendment
 No. 26
to the Registration
Statement
on Form N-1A
(Securities Act File
No. 2-77068,
Investment Company Act
File No. 811-3450)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the
Securities Act of 1933, as
amended
	(the "1933 Act"), Merrill
Lynch Focus Value Fund
(the "Fund")
	hereby certifies that:

(1) the form of Prospectus and
Statement of Additional
 Information that would
 have been filed pursuant
 to Rule 497(c)
under the 1933 Act would not have
differed from that contained in
Post-Effective Amendment No. 26
to the Fund's Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment
 No. 26 to the Fund's Registration
Statement on Form N-1A was filed
electronically with the Securities
and Exchange Commission
on November 22, 2002.

Very truly yours,
Merrill Lynch Focus Value Fund, Inc.
/s/ Susan B. Baker
Susan B. Baker
Secretary of Fund